Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year	Dec. 31, 2009
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%	6.00%
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	6	13	0
Proceeds from transfer of assets	974	523	144
Servicing fees	1	1	1
Cash received on interests that continue to be held	205	150	244
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	35,487	45,129
Total assets of SPE	52,536	65,667
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	57	79
Weighted-average life, in years	7.2	6.4
Prepayment speed assumption (rate per annum) in % (as a percent)	15.00%
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	342	412
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	4.1	3.4
Impact on fair value from 10% adverse change in cash flow discount rate	(30.5)	(13.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(36.2)	(26.6)
Impact on fair value from 10% adverse change in expected credit losses	(29.8)	(9.8)
Impact on fair value from 20% adverse change in expected credit losses	(34.8)	(19.2)
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.90%	5.50%
Expected credit losses (rate per annum), in % (as a percent)	1.20%	3.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	2.30%	2.20%
Expected credit losses rate (rate per annum), in % (as a percent)	1.90%	1.80%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.60%	10.20%
Expected credit losses (rate per annum), in % (as a percent)	9.30%	8.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	50.10%	40.30%
Expected credit losses rate (rate per annum), in % (as a percent)	49.00%	40.20%
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	664	602
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(664)	(602)
CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	133	25
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	42	79
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	15	0
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	65	214	194
Proceeds from transfer of assets	30,695	52,308	34,246
Purchases of previously transferred financial assets or their underlying collateral	(4)	0	(46)
Servicing fees	3	6	6
Cash received on interests that continue to be held	382	488	329
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	91,242	79,077
Total assets of SPE	95,297	85,556
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	5,095	3,110
Weighted-average life, in years	5.4	7.7
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,960	1,694
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5.3	6.9
Impact on fair value from 10% adverse change in prepayment speed	(44.2)	(38.8)
Impact on fair value from 20% adverse change in prepayment speed	(86.6)	(78.1)
Impact on fair value from 10% adverse change in cash flow discount rate	(94.4)	(61.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(151.9)	(117.6)
Impact on fair value from 10% adverse change in expected credit losses	(83.6)	(48.2)
Impact on fair value from 20% adverse change in expected credit losses	(131.5)	(92.1)
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	9.00%	0.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.50%	0.00%
Expected credit losses (rate per annum), in % (as a percent)	0.30%	0.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.10%	0.20%
Cash flow discount rate per annum, in % (as a percent)	0.30%	2.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.50%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	34.90%	43.70%
Cash flow discount rate (rate per annum), in % (as a percent)	71.20%	70.10%
Expected credit losses (rate per annum), in % (as a percent)	71.00%	71.50%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	30.00%	35.80%
Cash flow discount rate per annum, in % (as a percent)	49.10%	52.50%
Expected credit losses rate (rate per annum), in % (as a percent)	48.90%	49.90%
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	12	58
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(12)	(58)
RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	688	1,070
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	4,695	2,751
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	399	359
ABS
Transfers of financial assets disclosures
Net gain/(loss)	0	0	19
Proceeds from transfer of assets	0	0	104
Purchases of previously transferred financial assets or their underlying collateral	0	0	(18)
Cash received on interests that continue to be held	4	6	18
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	3,023	4,171
Total assets of SPE	3,023	4,171
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	10	22
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	18.9	11.4
Impact on fair value from 10% adverse change in prepayment speed		(0.1)
Impact on fair value from 20% adverse change in prepayment speed		(0.3)
Impact on fair value from 10% adverse change in cash flow discount rate		(1.0)
Impact on fair value from 20% adverse change in cash flow discount rate		(1.8)
Impact on fair value from 10% adverse change in expected credit losses		(0.6)
Impact on fair value from 20% adverse change in expected credit losses		(1.2)
ABS | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)		0.00%
Cash flow discount rate per annum, in % (as a percent)		7.50%
Expected credit losses rate (rate per annum), in % (as a percent)		3.60%
ABS | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)		4.10%
Cash flow discount rate per annum, in % (as a percent)		28.00%
Expected credit losses rate (rate per annum), in % (as a percent)		24.90%
ABS | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	43	19
ABS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,268	1,341
ABS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(1,312)	(1,360)
ABS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	10	22
Collateralized debt obligations
Transfers of financial assets disclosures
Net gain/(loss)	25	69	107
Proceeds from transfer of assets	988	2,952	2,374
Purchases of previously transferred financial assets or their underlying collateral	(206)	(1,823)	(1,850)
Cash received on interests that continue to be held	32	157	13
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	20,729	29,275
Total assets of SPE	20,729	29,279
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	244	262
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	2.9	1.8
Impact on fair value from 10% adverse change in cash flow discount rate	(3.9)	(1.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(7.3)	(2.6)
Impact on fair value from 10% adverse change in expected credit losses	(2.7)	(0.8)
Impact on fair value from 20% adverse change in expected credit losses	(5.1)	(1.5)
Collateralized debt obligations | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	2.60%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	5.40%	0.80%
Collateralized debt obligations | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	58.70%	29.20%
Expected credit losses rate (rate per annum), in % (as a percent)	31.80%	27.60%
Collateralized debt obligations | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	40	203
Collateralized debt obligations | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	206	171
Collateralized debt obligations | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(246)	(374)
Collateralized debt obligations | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	42	35
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	(1)	16	12
Proceeds from transfer of assets	280	1,424	3,494
Purchases of previously transferred financial assets or their underlying collateral	(50)	(696)	(219)
Servicing fees	1	0	0
Cash received on interests that continue to be held	665	1,376	1,422
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	11,481	10,770
Total assets of SPE	11,555	10,770
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,500	2,440
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	2.4	3.7
Impact on fair value from 10% adverse change in cash flow discount rate	(4.3)	(4.6)
Impact on fair value from 20% adverse change in cash flow discount rate	(8.6)	(9.3)
Impact on fair value from 10% adverse change in expected credit losses	(4.1)	(4.1)
Impact on fair value from 20% adverse change in expected credit losses	(8.1)	(8.4)
Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.80%
Expected credit losses rate (rate per annum), in % (as a percent)	9.50%	6.60%
Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	12.80%	7.80%
Expected credit losses rate (rate per annum), in % (as a percent)	12.20%	13.30%
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,768	1,381
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	0	29
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(1,768)	(1,410)
Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,461	2,397